Financial Liabilitiy at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss [Abstract]
Details of financial liabilities at fair value through profit or loss
(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	—	2,117,919
Financial liabilities held for trading	3,176,113	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition	—	164,767
Financial liabilities designated as at FVTPL	251,796	—

Total	3,427,909	2,282,686

Details of financial liabilities at fair value through profit or loss mandatorily measured at fair value and financial liabilities held for trading
(2)	Financial liabilities at fair value through profit or loss mandatorily measured at fair value (Financial liabilities held for trading) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Deposits
Gold banking liabilities	25,964	27,058
Derivative liabilities	3,150,149	2,090,861

Total	3,176,113	2,117,919

Details of financial liabilities at fair value through profit or loss designated as upon initial recognition and financial liabilities designated at fair value through profit or loss
(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Equity-linked securities index
Equity-linked securities index in short position	160,057	164,767
Debentures
Debentures in local currency	91,739	—

Total	251,796	164,767

Differences between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition
(5)

The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Carrying amount	251,796	164,767
Nominal amount at maturity	255,408	217,280

Difference	(3,612)	(52,513)